Employee Incentive Schemes	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Employee Incentive Schemes
(5)	Employee Incentive Schemes

(a)	Stock Option Plan

In 2004, the Company adopted an employee option plan (“Plan”). Options may be granted pursuant to the Plan to any person considered by the board to be employed by the Group on a permanent basis (whether full time, part time or on a long term casual basis). Each option gives the holder the right to subscribe for one share of common stock. The total number of options that may be issued under the Plan is such maximum amount permitted by law and the Listing Rules of the Australian Securities Exchange (“ASX”). The exercise price and any exercise conditions are determined by the board at the time of grant of the options. Any exercise conditions must be satisfied before the options vest and become capable of exercise. The options lapse on such date determined by the board at the time of grant or earlier in accordance with the Plan. Options granted to date have had a term up to 10 years and generally vest in equal tranches over three years.

An option holder is not permitted to participate in a bonus issue or new issue of securities in respect of an option held prior to the issue of shares to the option holder pursuant to the exercise of an option. If the Company changes the number of issued shares through or as a result of any consolidation, subdivision, or similar reconstruction of the issued capital of the Company, the total number of options and the exercise price of the options (as applicable) will likewise be adjusted. Options granted in 2011, 2012 and 2013 were 3,555,500, 769,500, and 654,000 respectively.

In accordance with ASC 718, the fair value of the option grants was estimated on the date of each grant using the Trinomial Lattice model. The assumptions for these grants were:

	Grant Date
	Dec-13	Dec-13	Aug-13	Mar-13	Nov-12	Nov-12	Sep-12	Mar-12	Nov-11	Nov-11	Sep-11	Mar-11	Feb-11
Exercise Price (A$)	Nil	0.49	0.71	0.79	Nil	1.09	0.73	0.75	Nil	0.89	1.00	1.37	1.38
Share Price at Grant Date (A$)	0.49	0.49	0.71	0.79	1.09	1.09	0.73	0.75	0.89	0.89	1.00	1.37	1.38
Volatility	63%	63%	64%	65%	66%	66%	67%	67%	68%	68%	69%	70%	71%
Expected Life (years)	7	7	7	7	7	7	7	7	7	7	7	7	7
Risk Free Interest Rate	3.82%	3.82%	3.54%	3.37%	2.82%	2.82%	3.00%	3.78%	3.72%	3.72%	3.89%	5.36%	5.45%
Fair Value of Option (A$)	0.49	0.28	0.41	0.45	1.09	0.63	0.42	0.44	0.89	0.52	0.59	0.83	0.83

Each of the inputs to the Trinomial Lattice model is discussed below.

Share Price and Exercise Price at Valuation Date

With the exception of ZEPOs, the value of all other options granted since 2010 has been determined using the closing price of our common stock trading in the form of CDIs on ASX at the time of grant of the options. ZEPOs have been valued at nil. The ASX is the only exchange upon which our securities are quoted.

Volatility

We applied volatility having regard to the historical price change of our shares in the form of CDIs available from the ASX.

Time to Expiry

All options granted under our share option plan have a maximum 10 year term and are non-transferable.

Risk free rate

The risk free rate which we applied is equivalent to the yield on an Australian government bond with a time to expiry approximately equal to the expected time to expiry on the options being valued.

Stock option activity during the current period is as follows:

	Number of shares	Weighted average exercise price A$
Balance at December 31, 2012	11,718,464	1.01
Granted	654,000	0.33
Exercised	(1,497,025)	0.30
Lapsed	(269,340)	1.13

Balance at December 31, 2013	10,606,099	1.07

At December 31, 2013, the number of options exercisable was 8,904,217 (2012: 9,264,906 and 2011: 8,011,691). At December 31, 2013, total stock compensation expense recognized in income statement was A$590,934 (2012: A$930,924 and 2011: A$2,255,842).

The following table represents information relating to stock options outstanding under the plans as of December 31, 2013:

	Options Outstanding		Options Exercisable Shares
Exercise Price A$	Shares	Weighted average remaining life in years
$0.35	400,603	2	400,603
$1.18	605,000	3	605,000
$1.20	565,000	4	565,000
$0.89	799,000	4	799,000
$0.70	178,000	5	178,000
$0.50	48,000	5	48,000
$0.00	50,001	5	50,001
$0.94	1,074,334	5	1,074,334
$0.00	388,334	5	334,998
$1.72	1,465,000	6	1,465,000
$1.60	50,000	3	50,000
$1.58	320,996	4	320,996
$0.00	91,667	4	91,667
$1.37	303,000	4	303,000
$1.38	2,300,000	4	1,900,000
$1.00	72,666	5	50,666
$0.89	464,998	5	311,642
$0.00	100,000	5	66,664
$0.75	132,000	5	87,996
$0.73	86,000	6	28,667
$1.09	332,500	6	110,818
$0.00	162,500	6	54,165
$0.79	24,000	6	8,000
$0.71	30,000	7	0
$0.49	362,500	7	0
$0.00	200,000	7	0

	10,606,099		8,904,217

The table below sets forth the number of employee stock options exercised and the number of shares issued in the period from December 31, 2011. We issued these shares in reliance upon exemptions from registration under Regulation S under the Securities Act of 1933, as amended.

Period Ending	Number of Options Exercised and Corresponding Number of Shares Issued	Weighted Average Exercise Price A$	Proceeds Received A$
2011	181,999	0.46	79,504
2012	115,240	0.25	24,086
2013	1,497,025	0.30	360,598

As of December 31, 2013, there was A$574,806 of unrecognized compensation expense related to unvested share-based compensation arrangements under the Employee Option Plan. This expense is expected to be recognized as follows:

Fiscal Year	A$
2014	448,466
2015	103,272
2016	23,068

574,806

The aggregate intrinsic value for all options outstanding as at December 31, 2013 was zero.

(b)	Restricted Share Plan

Our Employee Share Plan was adopted by the Board of Directors in 2009. The Employee Share Plan permits our Board to grant shares of our common stock to our employees and directors (although our Board has determined not to issue equity to non-executive directors). The number of shares able to be granted is limited to the amount permitted to be granted at law, the ASX Listing Rules and by the limits on our authorized share capital in our certificate of incorporation. All our employees are eligible for shares under the Employee Share Plan. The Company currently proposes to continue to issue A$1,000 worth of restricted shares of common stock to employees of the Company on a recurring basis, but no more frequently than annually. The restricted shares have the same terms of issue as our existing shares of common stock but are not able to be traded until the earlier of three years from the date on which the shares are issued or the date the relevant employee ceases to be an employee of the Company or any of its associated group of companies.

The table below sets forth the restricted shares issued by the Company since 2011:

	Number of Restricted Shares Issued	Market Value of Restricted Shares Issued (A$)
November, 2011	86,471	76,959
November, 2012	77,945	84,960
May, 2013	917	1,000
December, 2013	142,800	69,972

Restricted stock awards activity during the current period is as follows:

	Number of shares	Weighted average issue price A$
Balance at December 31, 2012	196,089	1.10
Granted	143,717	0.49
Release of restricted shares	(79,005)	1.26

Balance at December 31, 2013	260,801	0.72